Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
	2017	2016

Collateral given for own liabilities	606.3	1,051.5
Other commitments	842.7	754.3
	1,449.0	1,805.8

Commitments with suppliers (i)	11,096.3	4,019.2
Commitments - Bond 2017	-	300.0
	11,096.3	4,319.2

Disclosure of future contractual commitments [text block]
	2017	2016

Less than 1 year	3,812.8	3,325.7
Between 1 and 2 years	2,995.7	420.8
More than 2 years	4,287.8	572.7
	11,096.3	4,319.2